Average Annual Total Returns - Small Cap Equity Index Fund	Small Cap Equity Index Fund Class Past One Year	Small Cap Equity Index Fund Class For Life of Fund	Small Cap Equity Index Fund Class Inception Date	Small Cap Equity Index Fund Class Return after taxes on distributions Past One Year	Small Cap Equity Index Fund Class Return after taxes on distributions For Life of Fund	Small Cap Equity Index Fund Class Return after taxes on distributions and sales of shares Past One Year	Small Cap Equity Index Fund Class Return after taxes on distributions and sales of shares For Life of Fund	Past One Year	For Life of Fund	Return after taxes on distributions and sales of shares Past One Year	Return after taxes on distributions and sales of shares For Life of Fund
Total			Jul. 02, 2018	10.62%	4.99%	9.83%	4.22%	11.29%	5.51%	6.38%	3.51%